Income Tax - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 149,773	$ 82,116
Non-capital loss carryforwards that do not expire	521	2,361
Capital loss carry-forward
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	26,835	21,542
Capital loss carried forward indefinitely and can only be realized against future capital gains
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	26,835	21,542
Non capital loss carry forwards against future year income taxes
Temporary tax differences between assets and liabilities
Unrecognized non-capita loss carryforwards	$ 48,769	$ 52,576